REVENUE (Tables)	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF BREAK-DOWN OF REVENUE

	For the six months ended
	September 30, 2025	September 30, 2024
	HK$	HK$
	(Unaudited)	(Unaudited)

Energy saving services income
- Hong Kong	4,725,651	1,842,208

Consultancy fee income
- Hong Kong	-	3,000,000

Construction income
- Hong Kong	7,034,998	-

Total	11,760,649	4,842,208

SCHEDULE OF REVENUE FROM MAJOR CUSTOMERS

	For the six months ended
	September 30, 2025	September 30, 2024
	HK$	HK$
	(Unaudited)	(Unaudited)

HAECO	4,725,651	1,842,208
SOAR Equipment Rental Company Limited	-	3,000,000
Macau University of Science and Technology Foundation - University Hospital	6,300,000	-